UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

JennisonDryden Portfolios

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 8/31/2008

Date of reporting period: 2/29/2008

Item 1 – Reports to Stockholders

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Jennison Value Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Jennison Value Fund

Jennison Value Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison Value Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.02%; Class B, 1.72%; Class C, 1.72%; Class L, 1.22%; Class M, 1.72%; Class R, 1.47%; Class X, 1.72%; Class Z, 0.72%. Net operating expenses apply to: Class A, 0.97%; Class B, 1.72%; Class C, 1.72%; Class L, 1.22%; Class M, 1.72%; Class R, 1.22%; Class X, 1.72%; Class Z, 0.72%, after contractual reduction through 2/28/2008 for Class A shares and 12/31/2008 for Class R shares.

Cumulative Total Returns as of 2/29/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–9.57%	–5.63%	100.13%	73.10%	—
Class B	–9.94	–6.37	92.88	60.58	—
Class C	–9.89	–6.32	92.98	60.66	—
Class L	–9.68	N/A	N/A	N/A	–4.91% (3/16/07)
Class M	–9.89	N/A	N/A	N/A	–5.36 (3/16/07)
Class R	–9.63	–5.82	N/A	N/A	25.95 (6/3/05)
Class X	–9.94	N/A	N/A	N/A	–5.41 (3/16/07)
Class Z	–9.45	–5.39	102.72	77.59	—
Russell 1000 Value Index[2]	–10.38	–7.91	91.63	83.25	**
S&P 500 Index[3]	–8.79	–3.60	73.32	48.98	***
Lipper Multi-Cap Value Funds Avg.[4]	–10.67	–8.33	85.80	83.51	****

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Average Annual Total Returns[5] as of 3/31/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–15.61%	13.05%	4.00%	—
Class B	–15.09	13.34	3.80	—
Class C	–12.14	13.46	3.80	—
Class L	–16.07	N/A	N/A	–13.37% (3/16/07)
Class M	–15.80	N/A	N/A	–12.41 (3/16/07)
Class R	–10.90	N/A	N/A	7.00 (6/3/05)
Class X	–15.84	N/A	N/A	–12.46 (3/16/07)
Class Z	–10.52	14.59	4.85	—
Russell 1000 Value Index[2]	–9.99	13.68	5.54	**
S&P 500 Index[3]	–5.08	11.32	3.50	***
Lipper Multi-Cap Value Funds Avg.[4]	–11.06	12.62	5.43	****

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years.

2The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indicating of how U.S. stock prices have performed.

4The Lipper Multi-Cap Value Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Multi-Cap Value Funds category for the periods noted. Funds in the Lipper Average typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Approximately eight years after purchase, Class M shares will automatically convert to Class A shares on a quarterly basis. Approximately 10 years after purchase (eight years in the case of shares purchased prior to August 19, 1998),

Jennison Value Fund	3

Your Fund’s Performance (continued)

Class X shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 2/29/08 is –9.31% for Class L, Class M, and Class X; and 19.37% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/08 are –9.99% for Class L, Class M, and Class X; and 6.16% for Class R.

***S&P 500 Index Closest Month-End to Inception cumulative total return as of 2/29/08 is –4.67% for Class L, Class M, and Class X; and 17.66% for Class R. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/08 are –5.08% for Class L, Class M, and Class X; and 5.74% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return as of 2/29/08 is –9.41% for Class L, Class M, and Class X; and 16.12% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/08 are –11.06% for Class L, Class M, and Class X; and 4.67% for Class R.

Investors cannot invest directly in an index. The returns for the Russell 1000 Value Index, the S&P 500 Index, and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/08
Comcast Corp., Media	3.0%
Cadbury Schweppes PLC, Food Products	2.7
Kroger Co. (The), Food & Staples Retailing	2.6
Waste Management, Inc., Commercial Services & Supplies	2.5
H & R Block, Inc., Diversified Consumer Services	2.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/08
Oil, Gas & Consumable Fuels	17.9%
Media	7.0
Pharmaceuticals	6.0
Food & Staples Retailing	5.7
Insurance	5.1

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical

Jennison Value Fund	5

Fees and Expenses (continued)

example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Value Fund		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$904.30	0.97%	$4.59
	Hypothetical	$1,000.00	$1,020.04	0.97%	$4.87

Class B	Actual	$1,000.00	$900.60	1.72%	$8.13
	Hypothetical	$1,000.00	$1,016.31	1.72%	$8.62

Class C	Actual	$1,000.00	$901.10	1.72%	$8.13
	Hypothetical	$1,000.00	$1,016.31	1.72%	$8.62

Class L	Actual	$1,000.00	$903.20	1.22%	$5.77
	Hypothetical	$1,000.00	$1,018.80	1.22%	$6.12

Class M	Actual	$1,000.00	$901.10	1.72%	$8.13
	Hypothetical	$1,000.00	$1,016.31	1.72%	$8.62

Class R	Actual	$1,000.00	$903.70	1.22%	$5.77
	Hypothetical	$1,000.00	$1,018.80	1.22%	$6.12

Class X	Actual	$1,000.00	$900.60	1.72%	$8.13
	Hypothetical	$1,000.00	$1,016.31	1.72%	$8.62

Class Z	Actual	$1,000.00	$905.50	0.72%	$3.41
	Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2008, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS 97.3%

Biotechnology 1.8%
429,900	Amgen, Inc.(a)	$19,569,048

Capital Markets 3.2%
363,562	Bank of New York Mellon Corp. (The)	15,949,465
196,300	Merrill Lynch & Co., Inc.(b)	9,728,628
530,700	TD Ameritrade Holding Corp.(a)(b)	9,711,810

		35,389,903

Commercial Banks 1.2%
1,738,269	Royal Bank of Scotland Group PLC (United Kingdom)	13,142,192

Commercial Services & Supplies 2.5%
838,760	Waste Management, Inc.	27,536,491

Communications Equipment 1.5%
381,900	QUALCOMM, Inc.	16,181,103

Computers & Peripherals 3.1%
424,700	Lexmark International, Inc.(a)(b)	14,027,841
925,700	Seagate Technology(b)	19,967,349

		33,995,190

Consumer Finance 1.4%
795,600	SLM Corp.(b)	15,601,716

Diversified Consumer Services 3.8%
948,700	Career Education Corp.(a)(b)	14,088,195
1,473,100	H&R Block, Inc.	27,473,315

		41,561,510

Diversified Financial Services 2.2%
609,200	Citigroup, Inc.	14,444,132
120,000	KKR Private Equity Investors LLP	1,800,000
	KKR Private Equity Investors LLP—RDU, Private Placement, 144A
536,200	(cost $13,370,899; purchased 5/3/06 - 5/5/06)(f)(g)	8,043,000

		24,287,132

Diversified Telecommunication Services 0.8%
243,450	Verizon Communications, Inc.	8,842,104

See Notes to Financial Statements.

Jennison Value Fund	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 2.3%
133,200	Entergy Corp.	$13,684,968
268,000	Progress Energy, Inc.	11,231,880

		24,916,848

Food & Staples Retailing 5.7%
386,200	CVS Caremark Corp.	15,594,756
1,165,900	Kroger Co. (The)	28,273,075
378,100	Wal-Mart Stores, Inc.(b)	18,749,979

		62,617,810

Food Products 5.0%
676,300	Cadbury Schweppes PLC, ADR (United Kingdom)	30,332,055
1,100,600	ConAgra Foods, Inc.	24,323,260

		54,655,315

Healthcare Providers & Services 2.3%
715,400	Omnicare, Inc.(b)	15,009,092
155,300	WellPoint, Inc.(a)	10,883,424

		25,892,516

Household Products 1.8%
307,100	Kimberly-Clark Corp.	20,016,778

Independent Power Producers & Energy Traders 1.9%
516,600	NRG Energy, Inc.(a)(b)	21,320,082

Industrial Conglomerates 1.8%
584,900	General Electric Co.	19,383,586

Insurance 5.1%
471,100	American International Group, Inc.	22,075,746
338,700	Axis Capital Holdings Ltd.	12,487,869
527,400	Loews Corp.	22,066,416

		56,630,031

Internet & Catalog Retail 1.5%
853,300	IAC/InterActiveCorp.(a)(b)	16,980,670

Media 7.0%
1,691,800	Comcast Corp. (Class A)(a)(b)	33,057,772
687,212	Liberty Global, Inc. (Series C)(a)	24,100,525

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Media (cont’d.)
42,000	Time Warner, Inc.	$655,620
1,619,200	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	19,106,560

		76,920,477

Metals & Mining 0.7%
79,232	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	7,991,340

Multi-Utilities 2.0%
414,400	Sempra Energy	22,017,072

Office Electronics 1.5%
1,143,800	Xerox Corp.	16,813,860

Oil, Gas & Consumable Fuels 17.9%
229,700	Devon Energy Corp.	23,594,784
396,500	Marathon Oil Corp.	21,077,940
217,100	Murphy Oil Corp.	17,450,498
607,800	Nexen, Inc.	18,951,204
351,100	Occidental Petroleum Corp.	27,164,607
227,900	Petroleo Brasileiro SA, ADR (Brazil)	26,741,786
168,700	Suncor Energy, Inc.	17,409,840
780,600	Talisman Energy, Inc.	13,231,170
	Trident Resources Corp., Private (Canada)
236,629	(cost $9,942,621; purchased 3/11/05 - 1/5/06)(a)(f)(g)	2,404,155
316,200	Williams Cos., Inc. (The)	11,389,524
288,700	XTO Energy, Inc.	17,815,677

		197,231,185

Paper & Forest Products 0.9%
1,611,300	Domtar Corp.(a)	10,263,981

Pharmaceuticals 6.0%
257,800	Abbott Laboratories	13,805,190
959,100	Mylan, Inc.	11,355,744
845,700	Schering-Plough Corp.	18,351,690
510,800	Wyeth	22,281,096

		65,793,720

Semiconductors & Semiconductor Equipment 1.6%
958,900	Marvell Technology Group Ltd.(a)	10,845,159
2,407,700	Spansion, Inc. (Class A)(a)(b)	6,621,175

		17,466,334

See Notes to Financial Statements.

Jennison Value Fund	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Software 4.2%
497,700	CA, Inc.	$11,387,376
452,200	Microsoft Corp.	12,308,884
1,352,100	Symantec Corp.(a)	22,769,364

		46,465,624

Thrifts & Mortgage Finance 2.3%
434,225	Fannie Mae	12,006,321
819,240	People’s United Financial, Inc.(b)	13,812,387

		25,818,708

Tobacco 1.2%
185,140	Altria Group, Inc.	13,541,140

Wireless Telecommunication Services 3.1%
469,000	NII Holdings, Inc.(a)	18,633,370
1,124,725	Sprint Nextel Corp.	7,996,795
1,539,600	Virgin Mobile USA, Inc.(a)(b)	7,805,772

		34,435,937

	TOTAL COMMON STOCKS (cost $1,060,481,571)	1,073,279,403

Principal Amount (000)#
CORPORATE BONDS 0.7%

Oil, Gas & Consumable Fuels
	Trident Resources Corp., Note, Private, (Canada), (PIK)
	10.64%, 8/12/12(f)(g)
$ 7,850	(cost $7,475,688; purchased 8/20/07)	7,414,541

Units
WARRANTS

Oil, Gas & Consumable Fuels
	Trident Resources Corp., Private, (Canada) expiring 1/01/15(a)(f)(g)
730,398	(cost $0; purchased 8/20/07)	74

	TOTAL LONG-TERM INVESTMENTS (cost $1,067,957,259)	1,080,694,018

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 22.0%

Affiliated Money Market Mutual Fund
	Dryden Core Investment Fund - Taxable Money Market Series
243,266,783	(cost $243,266,783; includes $219,441,143 of cash collateral received for securities on loan) (Note 3)(c)(d)	$243,266,783

	TOTAL INVESTMENTS(e) 120.0% (cost $1,311,224,042; Note 5)	1,323,960,801
	Liabilities in excess of other assets (20.0%)	(220,645,284)

	NET ASSETS 100.0%	$1,103,315,517

The	following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

RDU—Restricted Depositary Unit

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $202,638,617; cash collateral of $219,441,143 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	As of February 29, 2008, five securities valued at $31,003,962 and representing 2.8% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted to resale. The aggregate cost of such a security is $30,789,208. The aggregate value of $17,861,770 is approximately 1.6% of net assets.

See Notes to Financial Statements.

Jennison Value Fund	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of nets assets as of February 29, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 19.9% of collateral received for securities on loan)	22.0%
Oil, Gas & Consumable Fuels	18.6
Media	7.0
Pharmaceuticals	6.0
Food & Staples Retailing	5.7
Insurance	5.1
Food Products	5.0
Software	4.2
Diversified Consumer Services	3.8
Capital Markets	3.2
Computers & Peripherals	3.1
Wireless Telecommunication Services	3.1
Commercial Services & Supplies	2.5
Electric Utilities	2.3
Healthcare Providers & Services	2.3
Thrifts & Mortgage Finance	2.3
Diversified Financial Services	2.2
Multi-Utilities	2.0
Independent Power Producers & Energy Traders	1.9
Biotechnology	1.8
Household Products	1.8
Industrial Conglomerates	1.8
Semiconductors & Semiconductor Equipment	1.6
Communications Equipment	1.5
Internet & Catalog Retail	1.5
Office Electronics	1.5
Consumer Finance	1.4
Commercial Banks	1.2
Tobacco	1.2
Paper & Forest Products	0.9
Diversified Telecommunication Services	0.8
Metals & Mining	0.7

120.0
Liabilities in excess of other assets	(20.0)

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Jennison Value Fund

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Investments at value, including securities on loan of $202,638,617:
Unaffiliated investments (cost $1,067,957,259)	$1,080,694,018
Affiliated investments (cost $243,266,783)	243,266,783
Foreign currency, at value (cost $12,990)	13,338
Receivable for investments sold	44,856,838
Dividends and interest receivable	1,598,373
Receivable for Fund shares sold	623,789
Foreign tax reclaim receivable	294,729
Prepaid expenses	12,737

Total assets	1,371,360,605

Liabilities
Payable to broker for collateral for securities on loan	219,441,143
Payable for investments purchased	41,538,781
Payable for Fund shares reacquired	4,949,905
Payable to custodian	632,662
Management fee payable	485,088
Accrued expenses	468,001
Distribution fee payable	296,415
Affiliated transfer agent fee payable	224,008
Deferred trustees’ fees	9,085

Total liabilities	268,045,088

Net Assets	$1,103,315,517

Net assets were comprised of:
Shares of beneficial interest, at par	$664,731
Paid-in capital in excess of par	1,042,960,891

1,043,625,622
Undistributed net investment income	1,397,254
Accumulated net realized gain on investment and foreign currency transactions	45,552,253
Net unrealized appreciation on investments and foreign currencies	12,740,388

Net assets, February 29, 2008	$1,103,315,517

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share
($852,487,888 ÷ 51,282,811 shares of beneficial interest issued and outstanding)	$16.62
Maximum sales charge (5.50% of offering price)	.97

Maximum offering price to public	$17.59

Class B
Net asset value, offering price and redemption price per share
($83,504,565 ÷ 5,087,040 shares of beneficial interest issued and outstanding)	$16.42

Class C
Net asset value, offering price and redemption price per share
($51,620,360 ÷ 3,144,396 shares of beneficial interest issued and outstanding)	$16.42

Class L
Net asset value, offering price and redemption price per share
($3,844,055 ÷ 231,982 shares of beneficial interest issued and outstanding)	$16.57

Class M
Net asset value, offering price and redemption price per share
($8,852,877 ÷ 539,025 shares of beneficial interest issued and outstanding)	$16.42

Class R
Net asset value, offering price and redemption price per share
($3,423,526 ÷ 206,532 shares of beneficial interest issued and outstanding)	$16.58

Class X
Net asset value, offering price and redemption price per share
($2,737,099 ÷ 166,761 shares of beneficial interest issued and outstanding)	$16.41

Class Z
Net asset value, offering price and redemption price per share
($96,845,147 ÷ 5,814,552 shares of beneficial interest issued and outstanding)	$16.66

See Notes to Financial Statements.

Jennison Value Fund	15

Statement of Operations

Six Months Ended February 29, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends (net of foreign withholding taxes of $97,603)	$9,748,142
Affiliated income from securities loaned, net	566,671
Unaffiliated interest income	476,022
Affiliated dividend income	375,609

Total income	11,166,444

Expenses
Management fee	3,349,394
Distribution fee—Class A	1,207,365
Distribution fee—Class B	501,429
Distribution fee—Class C	306,084
Distribution fee—Class L	12,046
Distribution fee—Class M	62,821
Distribution fee—Class R	6,361
Distribution fee—Class X	16,934
Transfer agent’s fees and expenses (including affiliated expense of $507,000) (Note 3)	925,000
Custodian’s fees and expenses	81,000
Registration fees	60,000
Reports to shareholders	45,000
Trustees’ fees	17,000
Legal fees and expenses	16,000
Insurance	15,000
Audit fee	10,000
Interest expense	9,569
Miscellaneous	9,361

Total expenses	6,650,364

Net investment income	4,516,080

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain on:
Investment transactions	63,592,019
Foreign currency transactions	13,617

63,605,636

Net change in unrealized appreciation (depreciation) on:
Investments	(187,774,063)
Foreign currencies	(4,967)

(187,779,030)

Net loss on investment and foreign currency transactions	(124,173,394)

Net Decrease In Net Assets Resulting From Operations	$(119,657,314)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 29, 2008	Ten Months Ended August 31, 2007	Year Ended October 31, 2006
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,516,080	$8,928,425	$10,437,490
Net realized gain on investments and foreign currency transactions	63,605,636	172,850,967	118,734,873
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(187,779,030)	(72,511,058)	61,050,342

Net increase (decrease) in net assets resulting from operations	(119,657,314)	109,268,334	190,222,705

Dividends and distributions (Note 1)
Dividends from net investment income:
Class A	(9,073,325)	(8,164,199)	(5,369,140)
Class B	(292,113)	(147,136)	—
Class C	(178,854)	(45,182)	—
Class L	(36,658)	—	—
Class M	(35,867)	—	—
Class R	(18,636)	(393)	(12)
Class X	(9,700)	—	—
Class Z	(1,205,555)	(1,038,985)	(420,806)

	(10,850,708)	(9,395,895)	(5,789,958)

Distributions from net realized gains:
Class A	(145,035,070)	(95,071,115)	(35,966,579)
Class B	(15,566,446)	(10,773,756)	(5,595,023)
Class C	(9,531,318)	(3,308,355)	(971,592)
Class L	(732,602)	—	—
Class M	(1,911,149)	—	—
Class R	(372,374)	(7,650)	(128)
Class X	(516,833)	—	—
Class Z	(15,416,633)	(9,486,716)	(2,054,591)

	(189,082,425)	(118,647,592)	(44,587,913)

See Notes to Financial Statements.

Jennison Value Fund	17

Statement of Changes in Net Assets

(Unaudited) continued

	Six Months Ended February 29, 2008	Ten Months Ended August 31, 2007	Year Ended October 31, 2006
Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	$72,032,096	$129,130,638	$213,569,167
Net asset value of shares issued in connection with merger (Note 7)	—	127,217,340	—
Net asset value of shares issued in reinvestment of dividends and distributions	188,800,001	120,759,467	47,372,650
Cost of shares reacquired	(155,881,547)	(217,035,433)	(177,217,214)

Net increase in net assets from Fund share transactions	104,950,550	160,072,012	83,724,603

Total increase (decrease)	(214,639,897)	141,296,859	223,569,437

Net Assets
Beginning of period	1,317,955,414	1,176,658,555	953,089,118

End of period(a)	$1,103,315,517	$1,317,955,414	$1,176,658,555

(a) Includes undistributed net investment income of:	$1,397,254	$7,731,882	$8,195,035

See Notes to Financial Statements.

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Notes to Financial Statements

(Unaudited)

JennisonDryden Portfolios, Inc. (the “Portfolios”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company consisting of two portfolios: Jennison Value Fund (the “Fund”) and Dryden US Equity Active Extension Fund. The financial statements of the other portfolio is not represented herein. The investment objective of the Fund is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks and convertible securities that provide investment income returns above those of the Standard & Poor’s 500 Composite Stock Price Index or the NYSE Composite Index.

The Fund’s fiscal year has changed from an annual reporting period that ends October 31 to one that ends August 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semi-annual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair

Jennison Value Fund	19

Notes to Financial Statements

(Unaudited) continued

valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of February 29, 2008, there was one security whose value was impacted by events occurring after the close of the security’s foreign market.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market-value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are

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included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities are valued pursuant to the valuation procedures noted above.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements under the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned.

Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolios have a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisors’ performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison assumes the day-to-day management responsibilities of the Fund and is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

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The management fee paid to PI is computed daily and payable monthly at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $500 million, .50 of 1% of the next $500 million, .475 of 1% of the next $500 million and .45 of 1% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .53 of 1% of the Fund’s average daily net assets for the six months ended February 29, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended February 29, 2008, PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares through February 28, 2008 and .50% of 1% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received approximately $162,400 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 29, 2008. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 29, 2008, it received approximately $100, $55,500, $9,000, $12,900 and $2,000 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B, Class C, Class M and Class X shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the two banks. The Funds pay a commitment fee of .06 of 1%

Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

of the unused portion of the SCA. The expiration date of SCA is October 24, 2008. For the period October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund utilized the line of credit during the six months ended February 29, 2008. The average daily balance for the 6 days the Fund had an outstanding balance was approximately $1,009,500 at a weighted average interest rate of approximately 5.41%. At February 29, 2008, the Fund did not have an outstanding loan amount.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended February 29, 2008, the Fund incurred approximately $185,200 in total networking fees, of which approximately $83,900 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended February 29, 2008, PIM has been compensated approximately $242,900 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended February 29, 2008 were $283,927,153 and $394,031,532, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 29, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$1,321,097,152	$160,876,777	$(158,013,128)	$2,863,649

The difference between book basis and tax basis is primarily attributable to the difference in the treatment of losses on wash sales and other book to tax differences.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class M shares automatically convert to Class A shares approximately eight years after purchase. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years (eight years in the case of

Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

shares purchased prior to August 19, 1998) after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class L shares are closed to most new purchases (with the exception of reinvested dividends). Class L and Class M shares are only exchangeable with Class L and Class M shares, respectively, offered by certain other Strategic Partners Funds. Class X shares are closed to new purchases. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 29, 2008:
Shares sold	1,869,407	$36,234,382
Shares issued in reinvestment of dividends and distributions	7,997,024	145,465,344
Shares reacquired	(5,517,299)	(105,386,243)

Net increase (decrease) in shares outstanding before conversion	4,349,132	76,313,483
Shares issued upon conversion from Class B and Class M	626,900	12,215,533

Net increase (decrease) in shares outstanding	4,976,032	$88,529,016

Ten-month period ended August 31, 2007:
Shares sold	3,332,640	$72,760,145
Shares issued in connection with the merger	2,232,067	46,198,226
Shares issued in reinvestment of dividends and distributions	4,759,755	97,051,409
Shares reacquired	(7,031,586)	(154,093,876)

Net increase (decrease) in shares outstanding before conversion	3,292,876	61,915,904
Shares issued upon conversion from Class B, Class M and Class X	935,606	20,149,514

Net increase (decrease) in shares outstanding	4,228,482	$82,065,418

Year ended October 31, 2006:
Shares sold	6,622,418	$139,018,128
Shares issued in reinvestment of dividends and distributions	1,959,077	38,613,402
Shares reacquired	(6,950,376)	(145,837,152)

Net increase (decrease) in shares outstanding before conversion	1,631,119	31,794,378
Shares issued upon conversion from Class B	1,414,535	29,084,598

Net increase (decrease) in shares outstanding	3,045,654	$60,878,976

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Class B	Shares	Amount
Six months ended February 29, 2008:
Shares sold	138,651	$2,694,564
Shares issued in reinvestment of dividends and distributions	851,426	15,317,190
Shares reacquired	(610,336)	(11,508,478)

Net increase (decrease) in shares outstanding before conversion	379,741	6,503,276
Shares reacquired upon conversion into Class A	(502,307)	(9,692,017)

Net increase (decrease) in shares outstanding	(122,566)	$(3,188,741)

Ten-month period ended August 31, 2007:
Shares sold	414,740	$8,955,241
Shares issued in connection with the merger	1,047,992	21,471,958
Shares issued in reinvestment of dividends and distributions	519,027	10,499,923
Shares reacquired	(682,047)	(14,796,064)

Net increase (decrease) in shares outstanding before conversion	1,299,712	26,131,058
Shares reacquired upon conversion into Class A	(860,546)	(18,277,134)

Net increase (decrease) in shares outstanding	439,166	$7,853,924

Year ended October 31, 2006:
Shares sold	597,144	$12,499,038
Shares issued in reinvestment of dividends and distributions	274,279	5,367,640
Shares reacquired	(776,972)	(16,100,691)

Net increase (decrease) in shares outstanding before conversion	94,451	1,765,987
Shares reacquired upon conversion into Class A	(1,427,998)	(29,084,598)

Net increase (decrease) in shares outstanding	(1,333,547)	$(27,318,611)

Class C
Six months ended February 29, 2008:
Shares sold	290,018	$5,792,847
Shares issued in reinvestment of dividends and distributions	470,674	8,472,370
Shares reacquired	(623,712)	(11,689,452)

Net increase (decrease) in shares outstanding	136,980	$2,575,765

Ten-month period ended August 31, 2007:
Shares sold	408,595	$8,780,853
Shares issued in connection with the merger	1,514,551	31,036,065
Shares issued in reinvestment of dividends and distributions	146,223	2,958,100
Shares reacquired	(512,780)	(11,178,671)

Net increase (decrease) in shares outstanding	1,556,589	$31,596,347

Year ended October 31, 2006:
Shares sold	640,946	$13,451,472
Shares issued in reinvestment of dividends and distributions	47,187	923,919
Shares reacquired	(289,618)	(6,006,912)

Net increase (decrease) in shares outstanding	398,515	$8,368,479

Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended February 29, 2008:
Shares sold	1,626	$30,138
Shares issued in reinvestment of dividends and distributions	41,847	759,124
Shares reacquired	(55,231)	(1,037,668)

Net increase (decrease) in shares outstanding	(11,758)	$(248,406)

March 16, 2007* through August 31, 2007:
Shares sold	4,049	$86,210
Shares issued in connection with the merger	284,025	5,865,932
Shares reacquired	(44,334)	(993,357)

Net increase (decrease) in shares outstanding	243,740	$4,958,785

Class M
Six months ended February 29, 2008:
Shares sold	17,181	$339,626
Shares issued in reinvestment of dividends and distributions	100,755	1,813,578
Shares reacquired	(155,247)	(2,997,988)

Net increase (decrease) in shares outstanding before conversion	(37,311)	(844,784)
Shares reacquired upon conversion into Class A	(132,319)	(2,523,516)

Net increase (decrease) in shares outstanding	(169,630)	$(3,368,300)

March 16, 2007* through August 31, 2007:
Shares sold	32,745	$709,825
Shares issued in connection with the merger	911,413	18,673,645
Shares reacquired	(152,598)	(3,395,448)

Net increase (decrease) in shares outstanding before conversion	791,560	15,988,022
Shares reacquired upon conversion into Class A	(82,905)	(1,839,714)

Net increase (decrease) in shares outstanding	708,655	$14,148,308

Class R
Six months ended February 29, 2008:
Shares sold	121,527	$2,310,622
Shares issued in reinvestment of dividends and distributions	21,518	390,552
Shares reacquired	(21,947)	(407,751)

Net increase (decrease) in shares outstanding	121,098	$2,293,423

Ten-month period ended August 31, 2007:
Shares sold	90,036	$1,970,956
Shares issued in reinvestment of dividends and distributions	379	7,717
Shares reacquired	(7,827)	(172,132)

Net increase (decrease) in shares outstanding	82,588	$1,806,541

Year ended October 31, 2006:
Shares sold	2,949	$63,162
Shares issued in reinvestment of dividends and distributions	— **	3
Shares reacquired	(242)	(4,980)

Net increase (decrease) in shares outstanding	2,707	$58,185

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Class X	Shares	Amount
Six months ended February 29, 2008:
Shares sold	1,954	$33,685
Shares issued in reinvestment of dividends and distributions	28,949	520,780
Shares reacquired	(38,386)	(726,340)

Net increase (decrease) in shares outstanding before conversion	(7,483)	(171,875)
Shares reacquired upon conversion into Class A	—	—

Net increase (decrease) in shares outstanding	(7,483)	$(171,875)

March 16, 2007* through August 31, 2007:
Shares sold	13,800	$301,628
Shares issued in connection with the merger	193,839	3,971,514
Shares reacquired	(31,949)	(699,454)

Net increase (decrease) in shares outstanding before conversion	175,690	3,573,688
Shares reacquired upon conversion into Class A	(1,446)	(32,666)

Net increase (decrease) in shares outstanding	174,244	$3,541,022

Class Z
Six months ended February 29, 2008:
Shares sold	1,291,145	$24,596,232
Shares issued in reinvestment of dividends and distributions	881,507	16,061,063
Shares reacquired	(1,147,802)	(22,127,627)

Net increase (decrease) in shares outstanding	1,024,850	$18,529,668

Ten-month period ended August 31, 2007:
Shares sold	1,634,144	$35,565,780
Shares issued in reinvestment of dividends and distributions	501,829	10,242,318
Shares reacquired	(1,436,065)	(31,706,431)

Net increase (decrease) in shares outstanding	699,908	$14,101,667

Year ended October 31, 2006:
Shares sold	2,294,435	$48,537,367
Shares issued in reinvestment of dividends and distributions	125,136	2,467,686
Shares reacquired	(440,315)	(9,267,479)

Net increase (decrease) in shares outstanding	1,979,256	$41,737,574

*	Inception date.
**	Less than .5 share.

Note 7. Reorganization

On March 16, 2007, the Fund acquired all of the net assets of Strategic Partners Core Value Fund and Strategic Partners Large Capitalization Value Fund (the merged funds) pursuant to a plan of reorganization approved by the Strategic Partners Core Value Fund and Strategic Partners Large Capitalization Value Fund shareholders on December 14, 2006. The acquisition was accomplished by a tax-free issue of Class A,

Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class B, Class C, Class L, Class M and Class X shares for the corresponding classes of shares of Strategic Partners Core Value Fund and Strategic Partners Large Capitalization Value Fund. The following table shows the number of shares of the merged funds and how many shares they became in the Jennison Value Fund and the total value.

Strategic Partners Core Value Fund		Jennison Value Fund
Class	Shares	Class	Shares	Value
A	465,322	A	289,328	$5,988,365
B	106,392	B	66,858	1,369,838
C	683,831	C	429,581	8,802,951
L	456,096	L	284,025	5,865,932
M	1,454,212	M	911,413	18,673,645
X	308,721	X	193,839	3,971,514
Strategic Partners Large Capitalization Value Fund		Jennison Value Fund
Class	Shares	Class	Shares	Value
A	3,013,804	A	1,942,739	$40,209,861
B	1,543,177	B	981,134	20,102,120
C	1,706,263	C	1,084,970	22,233,114

The aggregate net assets and net unrealized appreciation/(depreciation) of the merged funds immediately before the acquisition were:

	Total Net Assets	Net Unrealized Appreciation
Strategic Partners Core Value Fund	$44,672,245	$10,466,895
Strategic Partners Large Capitalization Value Fund	82,545,095	14,505,336

The aggregate net assets of Jennison Value Fund immediately before the acquisition were $1,197,808,121.

Note 8. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about

30	Visit our website at www.jennisondryden.com

fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

Jennison Value Fund	31

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended February 29, 2008(a)		Ten-Month Period Ended August 31, 2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.81		$22.49

Income (loss) from investment operations:
Net investment income	.08		.16
Net realized and unrealized gain (loss) on investment transactions	(1.87)		1.61

Total from investment operations	(1.79)		1.77

Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.19)
Distributions from net realized gains	(3.20)		(2.26)

Total dividends and distributions	(3.40)		(2.45)

Net asset value, end of period	$16.62		$21.81

Total Return(b):	(9.57)%		8.66%
Ratios/Supplemental Data:
Net assets, end of period (000)	$852,488		$1,010,160
Average net assets (000)	$971,199		$1,028,798
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(d)	.97	%(e)	.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.72	%(e)	.70	%(e)
Net investment income	.81	%(e)	.90	%(e)
Portfolio turnover rate	23	%(f)	55	%(f)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class A
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$19.77	$16.71	$14.50	$12.17

.22	.14	.11	.11
3.56	3.07	2.22	2.31

3.78	3.21	2.33	2.42

(.14)	(.15)	(.12)	(.09)
(.92)	—	—	—

(1.06)	(.15)	(.12)	(.09)

$22.49	$19.77	$16.71	$14.50

19.85%	19.31%	16.21%	19.97%

$946,315	$771,540	$610,345	$559,230
$872,078	$699,013	$598,375	$529,960

.98%	1.04%	1.07%	1.12%
.73%	.79%	.82%	.87%
1.05%	.77%	.68%	.88%
49%	56%	56%	97%

See Notes to Financial Statements.

Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended February 29, 2008(a)		Ten-Month Period Ended August 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.52		$22.18

Income (loss) from investment operations:
Net investment income (loss)	.01		.03
Net realized and unrealized gain (loss) on investment transactions	(1.85)		1.60

Total from investment operations	(1.84)		1.63

Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)
Distributions from net realized gains	(3.20)		(2.26)

Total dividends and distributions	(3.26)		(2.29)

Net asset value, end of period	$16.42		$21.52

Total Return(c):	(9.94)%		8.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$83,505		$112,108
Average net assets (000)	$100,837		$112,785
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.72	%(d)	1.70	%(d)
Expenses, excluding distribution and service (12b-1) fees	.72	%(d)	.70	%(d)
Net investment income (loss)	.06	%(d)	.15	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class B
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$19.52	$16.49	$14.31	$12.02

.07	.02	(.01)	.02
3.51	3.02	2.20	2.27

3.58	3.04	2.19	2.29

—	(.01)	(0.01)	—
(.92)	—	—	—

(.92)	(.01)	(0.01)	—

$22.18	$19.52	$16.49	$14.31

18.96%	18.44%	15.34%	19.05%

$105,824	$119,151	$193,230	$215,039
$112,070	$161,840	$212,833	$221,850

1.73%	1.79%	1.82%	1.87%
.73%	.79%	.82%	.87%
.32%	.04%	(.06)%	.13%

See Notes to Financial Statements.

Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended February 29, 2008(a)		Ten-Month Period Ended August 31, 2007(a)(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.52		$22.19

Income (loss) from investment operations:
Net investment income (loss)	.01		.02
Net realized and unrealized gain (loss) on investment transactions	(1.85)		1.60

Total from investment operations	(1.84)		1.62

Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.03)
Distributions from net realized gains	(3.20)		(2.26)

Total dividends and distributions	(3.26)		(2.29)

Net asset value, end of period	$16.42		$21.52

Total Return(c):	(9.89)%		7.98%
Ratios/Supplemental Data:
Net assets, end of period (000)	$51,620		$64,731
Average net assets (000)	$61,553		$52,776
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.72	%(d)	1.70	%(d)
Expenses, excluding distribution and service (12b-1) fees	.72	%(d)	.70	%(d)
Net investment income (loss)	.06	%(d)	.11	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class C
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$19.52	$16.49	$14.31	$12.02

.06	.01	(.01)	.02
3.53	3.03	2.20	2.27

3.59	3.04	2.19	2.29

—	(.01)	(.01)	—
(.92)	—	—	—

(.92)	(.01)	(.01)	—

$22.19	$19.52	$16.49	$14.31

18.95%	18.44%	15.34%	19.05%

$32,189	$20,540	$20,006	$21,268
$24,812	$20,814	$21,130	$22,008

1.73%	1.79%	1.82%	1.87%
.73%	.79%	.82%	.87%
.29%	.05%	(.07)%	.13%

See Notes to Financial Statements.

Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended February 29, 2008(b)		March 16, 2007(a) Through August 31, 2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.74		$20.65

Income (loss) from investment operations:
Net investment income	.06		.05
Net realized and unrealized gain (loss) on investment transactions	(1.87)		1.04

Total from investment operations	(1.81)		1.09

Less Dividends and Distributions:
Dividends from net investment income	(.16)		—
Distributions from net realized gains	(3.20)		—

Total dividends and distributions	(3.36)		—

Net asset value, end of period	$16.57		$21.74

Total Return(d):	(9.68)%		5.28%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,844		$5,299
Average net assets (000)	$4,845		$3,274
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.22	%(e)	1.20	%(e)
Expenses, excluding distribution and service (12b-1) fees	.72	%(e)	.70	%(e)
Net investment income	.56	%(e)	.51	%(e)

(a)	Inception date of Class L shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

	Class M
	Six Months Ended February 29, 2008(b)		March 16, 2007(a) Through August 31, 2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.53		$20.49

Income (loss) from investment operations
Net investment income	.01		—	(e)
Net realized and unrealized gain (loss) on investment transactions	(1.86)		1.04

Total from investment operations	(1.85)		1.04

Less Dividends and Distributions:
Dividends from net investment income	(.06)		—
Distributions from net realized gains	(3.20)		—

Total dividends and distributions	(3.26)		—

Net asset value, end of period	$16.42		$21.53

Total Return(d):	(9.89)%		5.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,853		$15,256
Average net assets (000)	$12,633		$9,920
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.72	%(f)	1.70	%(f)
Expenses, excluding distribution and service (12b-1) fees	.72	%(f)	.70	%(f)
Net investment income	.06	%(f)	.01	%(f)

(a)	Inception date of Class M shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

Jennison Value Fund	39

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended February 29, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.75

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	(1.86)

Total from investment operations	(1.81)

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains	(3.20)

Total dividends and distributions	(3.36)

Net asset value, end of period	$16.58

Total Return(d):	(9.63)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,424
Average net assets (000)	$2,559
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees(e)	1.22	%(f)
Expenses, excluding distribution and service (12b-1) fees	.72	%(f)
Net investment income	.56	%(f)

(a)	Inception date of Class R shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(e)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class R
Ten-Month Period Ended August 31, 2007(b)(c)		Year Ended October 31, 2006(b)	June 3, 2005(a) Through October 31, 2005(b)

$22.39		$19.74	$18.31

.05		.13	.01
1.69		3.53	1.42

1.74		3.66	1.43

(.12)		(.09)	—
(2.26)		(.92)	—

(2.38)		(1.01)	—

$21.75		$22.39	$19.74

8.44%		19.21%	7.81%

$1,858		$64	$3
$685		$21	$3

1.20	%(f)	1.23%	1.29	%(f)
.70	%(f)	.73%	.79	%(f)
.62	%(f)	.61%	.19	%(f)

See Notes to Financial Statements.

Jennison Value Fund	41

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended February 29, 2008(b)		March 16, 2007(a) Through August 31, 2007(b)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.52		$20.49

Income (loss) from investment operations
Net investment income	.01		—	(e)
Net realized and unrealized gain (loss) on investment transactions	(1.86)		1.03

Total from investment operations	(1.85)		1.03

Less Dividends and Distributions:
Dividends from net investment income	(.06)		—
Distributions from net realized gains	(3.20)		—

Total dividends and distributions	(3.26)		—

Net asset value, end of period	$16.41		$21.52

Total Return(d):	(9.94)%		5.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,737		$3,749
Average net assets (000)	$3,405		$2,334
Ratios to average net assets(g):
Expenses, including distribution and service (12b-1) fees	1.72	%(f)	1.70	%(f)
Expenses, excluding distribution and service (12b-1) fees	.72	%(f)	.70	%(f)
Net investment income	.06	%(f)	.02	%(f)

(a)	Inception date of Class X shares.
(b)	Calculated based upon average shares outstanding during the period.
(c)	For the period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended February 29, 2008(a)		Ten-Month Period Ended August 31, 2007(a)(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.88		$22.56

Income (loss) from investment operations:
Net investment income	.10		.23
Net realized and unrealized gain (loss) on investment transactions	(1.87)		1.60

Total from investment operations	(1.77)		1.83

Less Dividends and Distributions:
Dividends from net investment income	(.25)		(.25)
Distributions from net realized gains	(3.20)		(2.26)

Total dividends and distributions	(3.45)		(2.51)

Net asset value, end of period	$16.66		$21.88

Total Return(b):	(9.45)%		8.91%
Ratios/Supplemental Data:
Net assets, end of period (000)	$96,845		$104,793
Average net assets (000)	$103,094		$105,962
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	.72	%(d)	.70	%(d)
Expenses, excluding distribution and service (12b-1) fees	.72	%(d)	.70	%(d)
Net investment income	1.06	%(d)	1.16	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principals. Total returns for periods less than a full year are not annualized.
(c)	For the ten-month period ended August 31, 2007. The Fund changed its fiscal year end from October 31 to August 31, effective August 31, 2007.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class Z
Year Ended October 31,
2006(a)	2005(a)	2004(a)	2003(a)

$19.83	$16.76	$14.54	$12.21

.27	.19	.15	.15
3.57	3.07	2.23	2.30

3.84	3.26	2.38	2.45

(.19)	(.19)	(.16)	(.12)
(.92)	—	—	—

(1.11)	(.19)	(.16)	(.12)

$22.56	$19.83	$16.76	$14.54

20.15%	19.59%	16.49%	20.26%

$92,267	$41,856	$26,725	$32,340
$65,638	$32,824	$25,857	$31,275

.73%	.79%	.82%	.87%
.73%	.79%	.82%	.87%
1.28%	1.00%	.93%	1.13%

See Notes to Financial Statements.

Jennison Value Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Value Fund
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PBEAX	PBQIX	PEICX	N/A	N/A	JDVRX	N/A	PEIZX
CUSIP	476297106	476297205	476297304	476297601	476297700	476297502	476297809	476297403

MF131E2    IFS-A146676    Ed. 04/2008

FEBRUARY 29, 2008	SEMIANNUAL REPORT

Dryden US Equity Active Extension Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 29, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

April 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance since the Fund’s inception. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

Dryden US Equity Active Extension Fund

Dryden US Equity Active Extension Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden US Equity Active Extension Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.79%; Class Z, 1.49%. Net operating expenses apply to: Class A, 1.74%; Class Z, 1.49%, after contractual reduction through 12/31/2008.

Cumulative Total Returns as of 2/29/08
Since Inception[1]
Class A	–9.50%
Class Z	–9.40
Russell 1000 Index[2]	–8.87
Lipper Long/Short Equity Funds Avg.[3]	–7.29

Average Annual Total Returns[4] as of 3/31/08
Since Inception[1]
Class A	N/A
Class Z	N/A
Russell 1000 Index[2]	N/A
Lipper Long/Short Equity Funds Avg.[3]	N/A

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date: 12/27/07.

2	Visit our website at www.jennisondryden.com

2The Russell 1000 Index includes the 1,000 largest companies in the Russell 3000 Index. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

3Lipper Long/Short Equity Funds Average (Lipper Average) are Funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options. The funds may be either net long or net short, depending on the portfolio manager’s view of the market.

4The average annual total returns take into account applicable sales charges. Class A shares are subject to an annual distribution and service (12b-1) fee of up to 0.25%. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell 1000 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/29/08
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	4.0%
General Electric Co., Industrial Conglomerates	3.1
Microsoft Corp., Software	2.1
Procter & Gamble Co., Household Products	2.1
Chevron Corp., Oil, Gas & Consumable Fuels	2.0

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/29/08
Oil, Gas & Consumable Fuels	13.7%
Pharmaceuticals	7.2
Insurance	5.9
Computer & Peripherals	5.3
Software	5.0

Industry weightings reflect only long-term investments and are subject to change.

Dryden US Equity Active Extension Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2007, at the beginning of the period, and held through the six-month period ended February 29, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

4	Visit our website at www.jennisondryden.com

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden US Equity Active Extension Fund		Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$905.00	1.74%	$2.94
	Hypothetical	$1,000.00	$1,016.76	1.74%	$8.72

Class Z	Actual**	$1,000.00	$906.00	1.49%	$2.52
	Hypothetical	$1,000.00	$1,018.00	1.49%	$7.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended February 29, 2008, and divided by the 366 days in the Fund’s fiscal year ending August 31, 2008 (to reflect the six-month period) with the exception of the Class A and Class Z “Actual” information which reflects the 65 day period ended February 29, 2008 due to its inception date of December 27, 2007. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class A and Z shares commenced operations on December 27, 2007.

Dryden US Equity Active Extension Fund	5

Portfolio of Investments

as of February 29, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 127.1%
COMMON STOCKS

Aerospace/Defense 4.0%
2,200	Boeing Co.	$182,138
1,600	Lockheed Martin Corp.	165,120
2,000	Northrop Grumman Corp.	157,220
200	Precision Castparts Corp.	22,078
2,500	Raytheon Co.	162,100
500	Rockwell Collins, Inc.	29,450

		718,106

Air Freight & Logistics 0.3%
900	United Parcel Service, Inc. (Class B)	63,216

Airlines 0.6%
8,000	Pinnacle Airlines Corp.(a)	89,680
700	Republic Airways Holdings, Inc.(a)	13,685

		103,365

Automobiles 0.5%
3,200	Thor Industries, Inc.	97,536

Beverages 3.3%
3,300	Anheuser-Busch Cos., Inc.	155,397
1,200	Coca-Cola Co. (The)	70,152
2,400	Molson Coors Brewing Co. (Class B)	129,504
3,200	Pepsi Bottling Group, Inc.	108,832
1,900	PepsiCo, Inc.	132,164

		596,049

Biotechnology 1.6%
4,000	Amgen, Inc.(a)	182,080
8,300	Millennium Pharmaceuticals, Inc.(a)	116,117

		298,197

Building Products
100	Lennox International, Inc.	3,764

Capital Markets 3.7%
5,700	Charles Schwab Corp. (The)	111,777
1,100	Goldman Sachs Group, Inc. (The)	186,593
1,800	Investment Technology Group, Inc.(a)	83,844

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	7

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets (cont’d.)
3,900	Janus Capital Group, Inc.	$94,458
1,700	Lazard Ltd. (Class A)	64,923
1,100	MCG Capital Corp.	13,200
800	Merrill Lynch & Co., Inc.	39,648
4,100	MF Global Ltd.(a)	71,955

		666,398

Chemicals 3.4%
4,200	Dow Chemical Co. (The)	158,298
2,600	E.I. Du Pont de Nemours & Co.	120,692
1,800	Eastman Chemical Co.	118,458
2,200	H.B. Fuller Co.	50,050
1,000	Lubrizol Corp.	58,300
6,100	Olin Corp.	117,242

		623,040

Commercial Banks 3.5%
2,800	BB&T Corp.	87,164
1,100	Colonial BancGroup, Inc. (The)	13,288
5,300	Fifth Third Bancorp.	121,370
2,200	Huntington Bancshares, Inc.	26,884
5,900	Regions Financial Corp.	125,080
5,800	Wachovia Corp.	177,596
1,900	Wells Fargo & Co.	55,537
700	Zions Bancorp.	33,425

		640,344

Commercial Services & Supplies 1.8%
1,400	Avery Dennison Corp.	71,848
2,000	Corporate Executive Board Co.	81,220
200	Herman Miller, Inc.	5,966
800	Manpower, Inc.	45,360
1,900	PeopleSupport, Inc.(a)	22,059
6,900	Steelcase, Inc.	97,842

		324,295

Communications Equipment 2.5%
4,000	Anaren Microwave, Inc.(a)	50,560
7,200	Cisco Systems, Inc.(a)	175,464
600	Corning, Inc.	13,938

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment (cont’d.)
5,200	QUALCOMM, Inc.	$220,324

		460,286

Computers & Peripherals 5.3%
300	Apple, Inc.(a)	37,506
11,400	Brocade Communications Systems, Inc.(a)	87,666
2,500	Hewlett-Packard Co.	119,425
2,200	International Business Machines Corp.	250,492
5,200	Network Appliance, Inc.(a)	112,424
1,700	Novatel Wireless, Inc.(a)	17,986
8,500	QLogic Corp.(a)	134,725
5,300	Seagate Technology	114,321
5,300	Sun Microsystems, Inc.(a)	86,920

		961,465

Consumer Finance 0.8%
3,000	Capital One Financial Corp.	138,090

Containers & Packaging 0.1%
1,000	Packaging Corp of America	22,790

Diversified Consumer Services 0.8%
900	Apollo Group, Inc. (Class A)(a)	55,242
400	Capella Education Co.(a)	21,084
1,400	ITT Educational Services, Inc.(a)	77,308

		153,634

Diversified Financial Services 2.7%
3,100	Bank of America Corp.	123,194
10,600	Citigroup, Inc.	251,326
1,800	JPMorgan Chase & Co.	73,170
1,100	MSCI, Inc.(a)	32,703

		480,393

Diversified Telecommunication Services 3.1%
7,700	AT&T, Inc.	268,191
3,000	CenturyTel, Inc.	108,570
2,100	Verizon Communications, Inc.	76,272
9,900	Windstream Corp.	116,424

		569,457

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	9

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electric Utilities 2.4%
3,100	American Electric Power Co., Inc.	$126,852
2,600	Edison International	128,440
900	FPL Group, Inc.	54,261
2,800	PPL Corp.	127,064

		436,617

Electrical Equipment 1.7%
500	First Solar, Inc.(a)	102,600
2,300	Hubbell, Inc. (Class B)	104,351
300	Polypore International, Inc.(a)	5,391
1,300	Rockwell Automation, Inc.	71,123
600	Thomas & Betts Corp.(a)	24,090

		307,555

Electronic Equipment & Instruments 1.4%
6,700	Ingram Micro, Inc. (Class A)(a)	102,309
5,900	Jabil Circuit, Inc.	76,228
2,300	Tech Data Corp.(a)	76,705

		255,242

Energy Equipment & Services 2.9%
2,300	Halliburton Co.	88,090
800	Helmerich & Payne, Inc.	35,864
1,000	National-Oilwell Varco, Inc.(a)	62,300
400	Schlumberger Ltd.	34,580
1,300	SEACOR Holdings, Inc.(a)	124,787
600	Tidewater, Inc.	33,690
2,600	Unit Corp.(a)	143,390

		522,701

Food & Staples Retailing 3.1%
3,100	CVS Caremark Corp.	125,178
5,400	Kroger Co.	130,950
1,100	Safeway, Inc.	31,614
5,400	Wal-Mart Stores, Inc.	267,786

		555,528

Food Products 0.4%
5,400	Sara Lee Corp.	68,202

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Healthcare Equipment & Supplies 2.3%
1,400	Analogic Corp.	$81,914
2,900	Baxter International, Inc.	171,158
700	Edwards Lifesciences Corp.(a)	30,527
400	Intuitive Surgical, Inc.(a)	112,768
500	Merit Medical Systems, Inc.(a)	7,925
600	STERIS Corp.	14,772

		419,064

Healthcare Providers & Services 4.8%
2,600	Cardinal Health, Inc.	153,764
2,000	Express Scripts, Inc.(a)	118,200
3,500	Lincare Holdings, Inc.(a)	113,750
3,000	Medco Health Solutions, Inc.(a)	132,930
4,200	UnitedHealth Group, Inc.	195,216
2,100	Well Point, Inc.(a)	147,168

		861,028

Hotels, Restaurants & Leisure 2.0%
5,400	Brinker International, Inc.	99,576
4,500	Jack in the Box, Inc.(a)	118,215
4,500	PF Chang’s China Bistro, Inc.(a)	128,385
900	Wyndham Worldwide Corp.	19,953

		366,129

Household Durables 1.1%
600	Garmin Ltd.	35,226
4,300	Kimball International (Class B)	44,935
2,400	Stanley Works (The)	116,496

		196,657

Household Products 2.9%
2,300	Kimberly-Clark Corp.	149,914
5,800	Procter & Gamble Co.	383,844

		533,758

Independent Power Producers & Energy Traders 0.4%
400	AES Corp.(a)	7,192
700	Constellation Energy Group, Inc.	61,845

		69,037

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	11

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Industrial Conglomerates 4.1%
17,100	General Electric Co.	$566,694
500	Textron, Inc.	27,085
3,600	Tyco International Ltd.	144,216

		737,995

Insurance 5.9%
2,400	Allied World Assurance Co. Holdings Ltd.	104,520
4,200	American Financial Group, Inc.	108,654
1,500	American International Group, Inc.	70,290
1,800	Arch Capital Group Ltd.(a)	123,264
3,100	Axis Capital Holdings Ltd.	114,297
1,300	Everest Re Group Ltd.	125,944
300	Hartford Financial Services Group, Inc.	20,970
2,000	Montpelier Re Holdings Ltd.	31,820
1,600	PartnerRe Ltd.	123,024
2,900	Travelers Cos., Inc. (The)	134,589
2,300	W.R. Berkley Corp.	66,217
1,200	XL Capital Ltd. (Class A)	43,272

		1,066,861

Internet & Catalog Retail 0.5%
4,600	IAC/InterActive Corp.(a)	91,540

Internet Software & Services 1.2%
5,500	eBay, Inc.(a)	144,980
100	Google, Inc. (Class A)(a)	47,118
2,300	Vignette Corp.(a)	29,095

		221,193

IT Services 1.5%
1,400	Accenture Ltd.	49,350
3,400	Automatic Data Processing, Inc.	135,830
100	Integral Systems, Inc.	2,434
400	Mastercard, Inc. (Class A)	76,000

		263,614

Life Sciences, Tools & Services 1.5%
3,800	Applera Corp. - Applied Biosystems Group	128,098
900	Covance, Inc.(a)	75,969
1,000	Dionex Corp.(a)	73,820

		277,887

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery 2.0%
2,200	Cummins, Inc.	$110,836
300	Illinois Tool Works, Inc.	14,721
2,900	Ingersoll-Rand Co.	121,394
1,800	Parker Hannifin Corp.	116,334

		363,285

Media 3.6%
2,600	CBS Corp. (Class B)	59,332
8,800	Comcast Corp. (Class A)	171,952
6,400	DIRECTV Group, Inc. (The)(a)	160,320
600	Lamar Advertising Co.	22,866
800	Marvel Entertainment, Inc.(a)	20,120
10,800	Time Warner, Inc.	168,588
1,600	Walt Disney Co. (The)	51,856

		655,034

Metals & Mining 0.7%
3,500	Alcoa, Inc.	129,990

Multi-line Retail 0.2%
1,300	Macy’s, Inc.	32,084

Multi-Utilities 0.1%
1,800	CMS Energy Corp.	25,902

Office Electronics 0.7%
8,600	Xerox Corp.	126,420
100	Zebra Technologies Corp.(a)	3,332

		129,752

Oil, Gas & Consumable Fuels 13.7%
2,600	Chesapeake Energy Corp.	117,572
4,100	Chevron Corp.	355,306
3,500	ConocoPhillips	289,485
1,400	Devon Energy Corp.	143,808
8,300	Exxon Mobil Corp.	722,183
1,500	Frontier Oil Corp.	53,565
2,400	Holly Corp.	128,136
300	Marathon Oil Corp.	15,948
2,000	Massey Energy Co.	76,520

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	13

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
1,400	Overseas Shipholding Group, Inc.	$87,808
3,200	Quicksilver Resources, Inc.(a)	110,080
2,600	Sandridge Energy, Inc.(a)	97,864
1,800	Sunoco, Inc.	109,944
4,100	Williams Cos., Inc.	147,682

		2,455,901

Paper & Forest Products 0.5%
3,100	International Paper Co.	98,270

Personal Products
200	Nu Skin Enterprises, Inc. (Class A)	3,312

Pharmaceuticals 7.2%
6,400	Bristol-Myers Squibb Co.	144,704
3,100	Eli Lilly & Co.	155,062
1,800	Forest Laboratories, Inc.(a)	71,586
2,400	Johnson & Johnson	148,704
4,600	Merck & Co., Inc.	203,780
3,900	Par Pharmaceutical Cos., Inc.(a)	68,991
14,600	Pfizer, Inc.	325,288
4,100	Sepracor, Inc.(a)	88,027
4,700	Warner Chilcott Ltd. (Class A)(a)	79,289
100	Wyeth	4,362

		1,289,793

Real Estate Investment Trust 3.3%
2,000	Arbor Realty Trust, Inc.	32,160
6,600	Brandywine Realty Trust	110,484
5,000	CBL & Associates Properties, Inc.	116,750
1,300	Cedar Shopping Centers, Inc.	15,106
1,900	Hospitality Properties Trust	69,027
3,600	Parkway Properties, Inc.	128,700
3,700	Weingarten Realty Investors	118,807

		591,034

Road & Rail 1.1%
1,200	CSX Corp.	58,224
700	Landstar System, Inc.	32,466
2,000	Norfolk Southern Corp.	105,780

		196,470

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 3.4%
11,000	Intel Corp.	$219,450
900	LSI Corp.(a)	4,536
4,800	NVIDIA Corp.(a)	102,672
4,700	Texas Instruments, Inc.	140,812
6,200	Xilinx, Inc.	138,632
1,000	Zoran Corp.(a)	13,730

		619,832

Software 5.0%
3,600	Adobe Systems, Inc.(a)	121,140
13,800	Compuware Corp.(a)	109,848
800	Factset Research Systems, Inc.	42,112
700	Lawson Software, Inc.(a)	5,460
14,200	Microsoft Corp.	386,524
5,500	Oracle Corp.(a)	103,400
8,500	Symantec Corp.(a)	143,140

		911,624

Specialty Retail 2.5%
6,000	American Eagle Outfitters, Inc.	128,220
2,700	Best Buy Co., Inc.	116,127
6,200	Cache, Inc.(a)	61,752
1,700	Petsmart, Inc.	36,601
2,100	Rent-A-Center, Inc.(a)	36,015
2,800	Tween Brands, Inc.(a)	82,880

		461,595

Textiles, Apparel & Luxury Goods 1.2%
5,900	Jones Apparel Group, Inc.	83,249
3,400	Warnaco Group, Inc. (The)(a)	127,704

		210,953

Thrifts & Mortgage Finance 0.8%
8,600	Hudson City Bancorp, Inc.	136,482

Tobacco 1.2%
1,300	Altria Group, Inc.	95,082
2,000	Reynolds American, Inc.	127,440

		222,522

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	15

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Trading Companies & Distributors 1.3%
4,300	Aircastle Ltd.	$88,580
2,200	Nuco2, Inc.(a)	60,786
1,600	United Rental, Inc.(a)	32,160
1,400	WESCO International, Inc.(a)	56,000

		237,526

Wireless Telecommunication Services 0.5%
12,700	Sprint Nextel Corp.	90,297

	Total long-term investments (cost $25,284,319)	23,032,691

SHORT-TERM INVESTMENTS 1.4%

Affiliated Mutual Funds 1.3%
	Dryden Core Investment Fund - Taxable Money Market Series
241,027	(cost $241,027)(Note 3)(b)	241,027

U.S. Government Treasury Security 0.1%

Principal Amount
	United States Treasury Bill, 3.16%, 3/20/2008(c)(d)
$25,000	(cost $24,958)	24,975

	Total short-term investments (cost $265,985)	266,002

	Total Investments, Before Securities Sold Short 128.6% (cost $25,550,304)	23,298,693

SECURITIES SOLD SHORT (29.1)%
COMMON STOCKS

Aerospace/Defense (0.1)%
500	BE Aerospace, Inc.(a)	(17,150)

Air Freight & Logistics (0.5)%
2,300	Expeditors International Washington, Inc.	(90,436)

Airlines (1.1)%
7,700	AMR Corp.(a)	(98,637)
7,400	Delta Airlines, Inc.(a)	(98,790)

		(197,427)

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Biotechnology (0.7)%
3,000	Amylin Pharmaceuticals, Inc.(a)	$(79,410)
200	Genentech, Inc.(a)	(15,150)
1,400	Vertex Pharmaceuticals, Inc.(a)	(24,500)

		(119,060)

Chemicals (0.2)%
1,100	Cabot Corp.	(30,140)

Commercial Banks (0.7)%
2,700	Bancorpsouth, Inc.	(60,696)
800	Commerce Bancshares, Inc.	(33,320)
2,100	Valley National Bancorp.	(39,228)

		(133,244)

Commercial Services & Supplies (0.4)%
600	Mines Safety Appliances Co.	(24,066)
2,800	Navigant Consulting, Inc.(a)	(45,668)

		(69,734)

Communications Equipment (0.8)%
4,000	F5 Networks, Inc.(a)	(88,640)
4,700	Foundry Networks, Inc.(a)	(55,789)

		(144,429)

Computers & Peripherals (0.1)%
600	SanDisk Corp.(a)	(14,130)

Construction & Engineering (0.7)%
5,400	Quanta Services, Inc.(a)	(128,952)

Consumer Finance (0.6)%
5,200	SLM Corp.	(101,972)

Diversified Financial Services
200	Nasdaq OMX Group (The)(a)	(8,302)

Electronic Equipment & Instruments (1.0)%
2,300	Amphenol Corp. (Class A)	(85,031)
3,700	Trimble Navigation Ltd.(a)	(101,158)

		(186,189)

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	17

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Energy Equipment & Services (1.4)%
400	Exterran Holdings, Inc.(a)	$(27,860)
2,000	Grant Prideco, Inc.(a)	(100,940)
400	Transocean, Inc.	(56,204)
900	Weatherford International Ltd.(a)	(62,028)

		(247,032)

Food Products (0.1)%
600	Tootsie Roll Industries, Inc.	(14,538)

Healthcare Equipment & Supplies (0.5)%
2,300	Resmed, Inc.(a)	(93,127)

Healthcare Providers & Services (2.3)%
3,100	Community Health Systems, Inc.(a)	(96,317)
2,000	Davita, Inc.(a)	(99,260)
1,800	Henry Schein, Inc.(a)	(107,676)
3,500	Psychiatric Solutions, Inc.(a)	(99,015)
500	Wellcare Health Plans, Inc.(a)	(23,870)

		(426,138)

Hotels, Restaurants & Leisure (1.0)%
2,000	Orient Express Hotels Ltd.	(108,340)
3,400	Scientific Games Corp.(a)	(70,278)

		(178,618)

Household Durables (0.6)%
5,500	Toll Brothers, lnc.(a)	(116,655)

Independent Power Producers & Energy Traders (0.4)%
9,900	Dynegy, Inc.(a)	(73,260)

Insurance (1.8)%
1,400	AON Corp.	(58,254)
6,200	Fidelity National Title	(109,182)
3,300	First American Corp.	(114,939)
100	White Mountains Insurance Group Ltd.	(49,340)

		(331,715)

Internet Software & Services (0.6)%
2,900	VeriSign, Inc.(a)	(100,920)

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

IT Services (0.4)%
1,600	Fidelity National Information Services, Inc.	$(66,384)

Life Sciences, Tools & Services (0.1)%
300	Pharmaceutical Product Development, Inc.	(13,521)

Machinery (0.6)%
1,700	Joy Global, Inc.	(112,829)

Media (1.3)%
3,300	Clear Channel Outdoor Holdings, Inc. (Class A)(a)	(76,758)
4,000	CTC Media, Inc.(a)	(117,440)
2,700	News Corp. (Class A)	(49,707)

		(243,905)

Metals & Mining (0.1)%
1,000	Titanium Metals Corp.	(20,620)

Multi-line Retail (0.3)%
1,200	Target Corp.	(63,132)

Oil, Gas & Consumable Fuels (3.1)%
2,000	Bill Barrett Corp.(a)	(92,680)
600	Cabot Oil And Gas Corp.	(29,850)
2,200	Foundation Coal Holdings, Inc.	(127,094)
1,300	Peabody Energy Corp.	(73,606)
2,100	Range Resources Corp.	(128,478)
1,700	Southwestern Energy Co.(a)	(110,891)

		(562,599)

Pharmaceuticals (0.9)%
1,200	Allergan, Inc.	(71,076)
7,700	Mylan, Inc.	(91,168)

		(162,244)

Real Estate Investment Trust (2.1)%
400	Alexandria Real Estate Equities, Inc.	(36,720)
900	Essex Property Trust, Inc.	(94,536)
700	Health Care Property Investors, Inc.	(20,426)
2,300	Plum Creek Timber Co., Inc.	(93,587)
800	Rayonier, Inc.	(34,040)
2,500	Ventas, Inc.	(104,550)

		(383,859)

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	19

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (2.2)%
4,900	Applied Materials, Inc.	$(93,933)
5,500	Cypress Semiconductor Corp.(a)	(119,570)
15,300	Micron Technology, Inc.(a)	(115,056)
2,900	Novellus Systems, Inc.(a)	(64,032)

		(392,591)

Software (0.6)%
100	Advent Software, Inc.(a)	(4,494)
2,100	Electronic Arts, Inc.(a)	(99,309)

		(103,803)

Specialty Retail (0.5)%
3,500	O’Reilly Automotive, Inc.(a)	(94,360)

Textiles, Apparel & Luxury Goods (0.3)%
2,400	CROCS, Inc.(a)	(58,368)

Wireless Telecommunication Services (1.0)%
6,000	MetroPCS Communications, Inc.(a)	(95,700)
2,300	Nii Holdings, Inc.(a)	(91,379)

		(187,079)

	Total securities sold short (cost $5,760,305)	(5,288,462)

	Total Investments, Net of Securities Sold Short 99.4% (cost $19,789,999)	18,010,231
	Other assets in excess of liabilities(e) 0.6%	106,914

	Net Assets 100.0%	$18,117,145

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	Percentage quoted represent yield-to-maturity as of purchase date.
(d)	Security segregated as collateral for future contracts
(e)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Open futures contracts outstanding at February 29, 2008:

Number of Contracts	Type	Expiration Date	Value at February 29, 2008	Value at Trade Date	Unrealized Depreciation
	Long Position:
4	Russell 1000 Mini Futures	Mar. 08	$290,720	$301,759	$(11,039)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 29, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$17,985,256	$290,720
Level 2 - Other Significant Observable Inputs	24,975	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$18,010,231	$290,720

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of Investments

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of February 29, 2008 were as follows:

Oil, Gas & Consumable Fuels	13.7%
Pharmaceuticals	7.2
Insurance	5.9
Computers & Peripherals	5.3
Software	5.0

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	21

Portfolio of Investments

as of February 29, 2008 (Unaudited) continued

Industry (cont’d.)
Healthcare Providers & Services	4.8
Industrial Conglomerates	4.1
Aerospace/Defense	4.0
Capital Markets	3.7
Media	3.6
Commercial Banks	3.5
Chemicals	3.4
Semiconductors & Semiconductor Equipment	3.4
Beverages	3.3
Real Estate Investment Trust	3.3
Diversified Telecommunication Services	3.1
Food & Staples Retailing	3.1
Energy Equipment & Services	2.9
Household Products	2.9
Diversified Financial Services	2.7
Communications Equipment	2.5
Specialty Retail	2.5
Electric Utilities	2.4
Healthcare Equipment & Supplies	2.3
Hotel, Restaurants & Leisure	2.0
Machinery	2.0
Commercial Services & Supplies	1.8
Electrical Equipment	1.7
Biotechnology	1.6
IT Services	1.5
Life Sciences, Tools & Services	1.5
Electronic Equipment & Instruments	1.4
Affiliated Money Market Mutual Fund	1.3
Trading Companies & Distributors	1.3
Internet Software & Services	1.2
Textiles, Apparel & Luxury Goods	1.2
Tobacco	1.2
Household Durables	1.1
Road & Rail	1.1
Consumer Finance	0.8
Diversified Consumer Services	0.8
Thrifts & Mortgage Finance	0.8
Metals & Mining	0.7
Office Electronics	0.7
Airlines	0.6
Automobiles	0.5
Internet & Catalog Retail	0.5
Paper & Forest Products	0.5
Wireless Telecommunication Services	0.5
Food Products	0.4
Independent Power Producers & Energy Traders	0.4
Air Freight & Logistics	0.3
Multi-line Retail	0.2

See Notes to Financial Statements.

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Industry (cont’d.)
Containers & Packaging	0.1
Multi-Utilities	0.1
U.S. Government Treasury Security	0.1
Aerospace/Defense	(0.1)
Computers & Peripherals	(0.1)
Food Products	(0.1)
Life Sciences, Tools & Services	(0.1)
Metals & Mining	(0.1)
Chemicals	(0.2)
Multi-line Retail	(0.3)
Textiles, Apparel & Luxury Goods	(0.3)
Commercial Services & Supplies	(0.4)
Independent Power Producers & Energy Traders	(0.4)
IT Services	(0.4)
Air Freight & Logistics	(0.5)
Healthcare Equipment & Supplies	(0.5)
Specialty Retail	(0.5)
Consumer Finance	(0.6)
Household Durables	(0.6)
Internet Software & Services	(0.6)
Machinery	(0.6)
Software	(0.6)
Biotechnology	(0.7)
Commercial Banks	(0.7)
Construction & Engineering	(0.7)
Communications Equipment	(0.8)
Pharmaceuticals	(0.9)
Electronic Equipment & Instruments	(1.0)
Hotel, Restaurants & Leisure	(1.0)
Wireless Telecommunication Services	(1.0)
Airlines	(1.1)
Media	(1.3)
Energy Equipment & Services	(1.4)
Insurance	(1.8)
Real Estate Investment Trust	(2.1)
Semiconductors & Semiconductor Equipment	(2.2)
Healthcare Providers & Services	(2.3)
Oil, Gas & Consumable Fuels	(3.1)

99.4
Other assets in excess of liabilities	0.6

100.0%

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	23

Statement of Assets and Liabilities

as of February 29, 2008 (Unaudited)

Assets
Investments at value:
Unaffiliated investments (cost $25,309,277)	$23,057,666
Affiliated investments (cost $241,027)	241,027
Prepaid expenses	29,841
Cash	24,746
Dividends and interest receivable	48,019
Due from advisor	12,657

Total assets	23,413,956

Liabilities
Securities sold short, at value (proceeds $5,760,305)	5,288,462
Due to broker—variation margin	7,480
Dividends on securities sold short	852
Affiliated transfer agent fee payable	17

Total liabilities	5,296,811

Net Assets	$18,117,145

Net assets were comprised of:
Shares of beneficial interest, at par	$2,000
Paid-in capital in excess of par	20,002,502

20,004,502
Undistributed net investment income	58,330
Accumulated net realized loss on investment, short sales and futures transactions	(154,880)
Net unrealized depreciation on investments, short sales and futures	(1,790,807)

Net assets, February 29, 2008	$18,117,145

Class A
Net asset value and redemption price per share ($3,330 ÷ 368 shares of beneficial interest issued and outstanding)	$9.05
Maximum sales charge (5.50% of offering price)	.53

Maximum offering price to public	$9.58

Class Z
Net asset value, offering price and redemption price per share ($18,113,815 ÷ 2,000,100 shares of beneficial interest issued and outstanding)	$9.06

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Statement of Operations

For the period December 27, 2007(a) through February 29, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends	$88,152
Affiliated dividend income	18,274
Interest	804

Total income	107,230

Expenses
Management fee	32,802
Distribution fee—Class A	1
Legal fees and expenses	27,000
Custodian’s fees and expenses	19,000
Registration fees	10,000
Audit fee	5,000
Broker fees and expenses on short sales	4,348
Trustees’ fees	3,000
Transfer agent’s fees and expenses (including affiliated expenses of $17) (Note 3)	1,000
Dividend income on short positions	3,552
Reports to shareholders	1,000
Miscellaneous	2,111

Total expenses	108,814

Less: Management fee waiver	(59,914)

Net expenses	48,900

Net investment income	58,330

Realized And Unrealized Loss On Investments, Short Sales and Futures
Net realized gain (loss) on:
Investment transactions	(212,730)
Short sale transactions	63,661
Financial futures transactions	(5,811)

(154,880)

Net unrealized depreciation on:
Investments	(2,251,611)
Short sales	471,843
Financial futures contracts	(11,039)

(1,790,807)

Net loss on investments, short sales and futures	(1,945,687)

Net Decrease In Net Assets Resulting From Operations	$(1,887,357)

(a)	Commencement of investment operations.

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	25

Statement of Cash Flows

For the period December 27, 2007(a) through February 29, 2008

Increase (Decrease) in Cash
Cash flows provided from (used in) operating activities:
Interest and dividends received (excluding discount accretion of $129)	$56,382
Operating expenses paid	(87,829)
Decrease in variation margin payable	(9,370)
Purchases of short-term portfolio investments, net	(265,856)
Purchases of long-term portfolio investments	(28,114,201)
Increase in proceeds from securities sold short	6,752,158
Decrease in purchases to cover	(928,193)
Proceeds from disposition of long-term portfolio investments	2,617,153

Net cash used in operating activities	(19,979,756)

Cash flows provided from (used in) financing activities:
Increase in shares of beneficial interest sold	20,004,502

Net cash provided from financing activities	20,004,502

Net increase in cash	24,746
Cash at beginning of period	—

Cash at end of period	$24,746

Reconciliation of Net Increase in Net Assets to Net Cash Provided from (used in) Operating Activities
Net decrease in net assets resulting from operations	$(1,887,357)

Increase in investments	(25,244,380)
Net realized loss on investment transactions	154,880
Increase in net unrealized depreciation on investments	1,790,807
Increase in interest and dividends receivable	(48,019)
Increase in receivable from advisor	(12,657)
Increase in prepaid expenses	(29,824)
Increase in variation margin payable	7,480
Increase in securities sold short, at value	5,288,462
Increase in dividends payable on securities sold short	852

Total adjustments	(18,092,399)

Net cash used in operating activities	$(19,979,756)

(a)	Commencement of investment operations.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

December 27, 2007* through February 29, 2008
Increase In Net Assets
Operations
Net investment income	$58,330
Net realized loss on investment, short sale and futures transactions	(154,880)
Net unrealized depreciation on investments, short sales and futures	(1,790,807)

Net decrease in net assets resulting from operations	(1,887,357)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	20,004,502
Net asset value of shares issued in reinvestment of dividends	—
Cost of shares reacquired	—

Net increase in net assets from Fund share transactions	20,004,502

Total increase	18,117,145

Net Assets
Beginning of period	—

End of period(a)	$18,117,145

(a) Includes undistributed net investment income of:	$58,330

*	Commencement of investment operations.

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	27

Notes to Financial Statements

(Unaudited)

JennisonDryden Portfolios, Inc. (the “Portfolios”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company and currently consists of two funds: Dryden US Equity Active Extension Fund (the “Fund”) and Jennison Value Fund. These financial statements relate to the Dryden US Equity Active Extension Fund. The financial statements of the other fund are not represented herein. The Fund commenced investment operations on December 27, 2007. The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective through the use of a long/short investment strategy.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolios and the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter are valued at market value using prices provided by an independent pricing agent or principal market maker. Future contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any

28	Visit our website at www.jennisondryden.com

recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Dryden US Equity Active Extension Fund	29

Notes to Financial Statements

(Unaudited) continued

Short Sales: The Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized at all times by cash deposits with the prime broker and securities held in a segregated account at the custodian. The short stock rebate is included in the Statements of Operations represents the net income earned on short sale proceeds held on deposit with the prime broker and margin interest earned or incurred on short sale transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales. Dividends declared on short positions are recorded on the ex-dividend date as an expense on the Statement of Operations and included in the expense ratio in the Financial Highlights. Liability for securities sold short is reported at market value on the Statement of Assets and Liabilities. The Fund records a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund records a gain if the price of the security declines between those dates. Short selling involves the off-balance sheet risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. The Fund is subject to risk of loss if the broker were to fail to perform its obligation under contractual terms.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis. The Fund amortizes premiums and discounts on purchases of debt securities as adjustments to interest income.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences

30	Visit our website at www.jennisondryden.com

relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolios have a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the sub-advisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 1.00 of 1% of the average daily net assets of the Fund.

PI has contractually agreed until December 31, 2008 to waive a portion of their management fee and/or reimburse the Fund in order to limit operating expenses (excluding distribution and service (12b-1) fees, dividend expenses related to short sales, taxes, interest, brokerage commissions and certain extraordinary expenses) to each class of shares do not exceed 1.25% of the Fund’s daily average net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares pursuant to plans of distribution (the “Class A Plan”), regardless of

Dryden US Equity Active Extension Fund	31

Notes to Financial Statements

(Unaudited) continued

expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A Plan, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1% of the average daily net assets of the Class A shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“The Prudential”).

The Portfolios, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 24, 2008. For the period from October 27, 2006 through October 26, 2007, the Funds paid a commitment fee of .07 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended February 29, 2008.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

32	Visit our website at www.jennisondryden.com

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended February 29, 2008 were $28,114,202 and $2,617,153, respectively. Short sales and purchases to cover were $6,752,159 and $928,193, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized depreciation as of February 29, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$19,791,290	$915,193	$(2,696,252)	$(1,781,059)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of February 29, 2008, no provision for income tax would be required in the Funds’ financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund consists of Class A, Class B, Class C and Class Z shares. For the period ended February 29, 2008, only Class A and Class Z were available for investment. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

At February 29, 2008, 99.9% of the shares outstanding were owned by the Manager and its affiliates.

Dryden US Equity Active Extension Fund	33

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Period ended February 29, 2008:*
Shares sold	368	$3,502
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	368	$3,502

Class Z
Period ended February 29, 2008:*
Shares sold	2,000,100	$20,001,000
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	2,000,100	$20,001,000

*	Commenced operations on December 27, 2007.

34	Visit our website at www.jennisondryden.com

Financial Highlights

	Class A
	December 27, 2007(a) Through February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income from investment operations:
Net investment income	.01
Net realized and unrealized loss on investment transactions	(.96)

Total from investment operations	(.95)

Net asset value, end of period	$9.05

Total Return(b):	(9.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3
Average net assets (000)	$1
Ratios to average net assets(c)(d):
Expenses, including distribution and service (12b-1) fees	1.74	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.49	%(e)
Expenses, excluding distribution and service (12b-1) fees and short sale expenses	1.25	%(e)
Net investment income	1.53	%(e)
Portfolio turnover rate	21	%(f)

(a)	Inception date of Class A shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Dryden US Equity Active Extension Fund	35

Financial Highlights

(Unaudited) continued

	Class Z
	December 27, 2007(a) Through February 29, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.00

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized loss on investment transactions	(.97)

Total from investment operations	(.94)

Net asset value, end of period	$9.06

Total Return(b):	(9.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$18,114
Average net assets (000)	$18,758
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.49	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.49	%(d)
Expenses, excluding distribution and service (12b-1) fees and short sale expenses	1.25	%(d)
Net investment income	1.78	%(d)

(a)	Inception date of Class Z shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden US Equity Active Extension Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden US Equity Active Extension Fund
Share Class	A	Z
NASDAQ	DUEAX	DUEZX
CUSIP	476297858	476297866

MF200E2    IFS-A146558    Ed. 04/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    JennisonDryden Portfolios

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date    April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date    April 23, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date    April 23, 2008

*	Print the name and title of each signing officer under his or her signature.